Prepayment for an Acquisition (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Business acquisition, cash consideration	$ 6,035
Prepayment for an acquisition	3,279
China Management Software Institute [Member]
Business acquisition, agreement signed date	2012-04
Business acquisition, equity interest	100.00%
Business acquisition, cash consideration	18,000
Prepayment for an acquisition	$ 3,279